Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of companies that are related parties

Name of the related parties	Relationship
Mr. Kai Sun	Founding Shareholders
Mr. Yifan Li	Founding Shareholders
Mr. Shaoqing Xiang	Founding Shareholders
Mr. Minglie Hu	Shareholder
Mr. Min Ai	Shareholder
Shanghai Leyi Technology L.P.	An affiliate of the shareholder of the Group
Baidu USA LLC (Note)	An affiliate of the shareholder of the Group
Beijing Baidu Netcom Technology Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Guangzhou) Co., Ltd.	An affiliate of the shareholder of the Group
Baidu Smart Travel Information Technology (Chongqing) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Hefei) Co., Ltd.	An affiliate of the shareholder of the Group
Luobo Yunli (Beijing) Technology Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Dalian) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Technology (Beijing) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Connection (Beijing) Co., Ltd.	An affiliate of the shareholder of the Group

Schedule of significant related party transactions

	For year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues
Affiliates of the shareholders of the Group	15,655	—	—
Total	15,655	—	—

	For year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Payment for equity acquisition consideration
Founding Shareholders and certain shareholders	—	—	17,506
Total	—	—	17,506

	For year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Subscription consideration received from shareholders
Founding Shareholders and certain shareholders	—	—	17,506
Total	—	—	17,506

Schedule of outstanding balances with related parties

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Amounts due to related parties, net of allowance
Founding Shareholders and certain shareholders	307,498	334,283	326,028
An affiliate of the shareholder of the Group	—	—	14,023
Total	307,498	334,283	340,051